Other Provisions - Summary of Other Provisions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Other provisions, beginning balance	£ 1,388
Exchange adjustments	(42)
Additions through business combinations	36
Charge for the year	926
Reversed unused	(221)
Unwinding of discount	8
Utilised	(795)
Reclassifications and other movements	38
Transfer to Pension obligations	(47)
Other provisions, ending balance	1,291
To be settled within one year		£ 621		£ 732
To be settled after one year		670		691
Other provisions	1,291	1,291		1,388
Previously stated [member]
Disclosure of other provisions [line items]
Other provisions, beginning balance	1,423
To be settled after one year			£ 691
Other provisions	1,423			1,423
IFRS 16 adjustments [member]
Disclosure of other provisions [line items]
Implementation of IFRS 16	(35)
To be settled after one year			£ (3)
Legal and other disputes [member]
Disclosure of other provisions [line items]
Other provisions, beginning balance	219
Exchange adjustments	(11)
Additions through business combinations	12
Charge for the year	367
Reversed unused	(4)
Unwinding of discount	3
Utilised	(389)
Reclassifications and other movements	1
Other provisions, ending balance	198
To be settled within one year		134
To be settled after one year		64
Other provisions	198	198		219
Legal and other disputes [member] | Previously stated [member]
Disclosure of other provisions [line items]
Other provisions, beginning balance	219
Other provisions	219			219
Major Restructuring Programmes [Member]
Disclosure of other provisions [line items]
Other provisions, beginning balance	611
Exchange adjustments	(14)
Charge for the year	345
Reversed unused	(148)
Unwinding of discount	5
Utilised	(309)
Reclassifications and other movements	62
Transfer to Pension obligations	(47)
Other provisions, ending balance	505
To be settled within one year		298
To be settled after one year		207
Other provisions	505	505		611
Major Restructuring Programmes [Member] | Previously stated [member]
Disclosure of other provisions [line items]
Other provisions, beginning balance	641
Other provisions	641			641
Major Restructuring Programmes [Member] | IFRS 16 adjustments [member]
Disclosure of other provisions [line items]
Implementation of IFRS 16	(30)
Employee Related Provisions [Member]
Disclosure of other provisions [line items]
Other provisions, beginning balance	350
Exchange adjustments	(13)
Charge for the year	158
Reversed unused	(53)
Utilised	(49)
Reclassifications and other movements	(6)
Other provisions, ending balance	387
To be settled within one year		138
To be settled after one year		249
Other provisions	387	387		350
Employee Related Provisions [Member] | Previously stated [member]
Disclosure of other provisions [line items]
Other provisions, beginning balance	350
Other provisions	350			350
Other Provision [Member]
Disclosure of other provisions [line items]
Other provisions, beginning balance	208
Exchange adjustments	(4)
Additions through business combinations	24
Charge for the year	56
Reversed unused	(16)
Utilised	(48)
Reclassifications and other movements	(19)
Other provisions, ending balance	201
To be settled within one year		51
To be settled after one year		150
Other provisions	201	£ 201		208
Other Provision [Member] | Previously stated [member]
Disclosure of other provisions [line items]
Other provisions, beginning balance	213
Other provisions	213			£ 213
Other Provision [Member] | IFRS 16 adjustments [member]
Disclosure of other provisions [line items]
Implementation of IFRS 16	£ (5)